UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-126

                  AllianceBernstein Growth and Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: October 31, 2004

                      Date of reporting period: April 30, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Growth & Income Fund
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Semi-Annual Report -- April 30, 2004

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---------------
Large Cap Value
---------------

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 17, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Growth & Income Fund (the "Fund") for the semi-annual reporting period ended April 30, 2004.

Investment Objectives and Policies

The objective of this open-end fund is capital appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund may also invest in fixed-income and convertible securities.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended April 30, 2004. Also included in the table are returns for the broad market, as measured by the Standard & Poor's (S&P) 500 Stock Index, and for the Fund's peer group, as represented by the Lipper Large-Cap Value Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.



------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended April 30, 2004

                                                  Returns
                                           -----------------------
                                           6 Months      12 Months
                                           ---------     ---------
AllianceBernstein Growth & Income Fund
  Class A                                     9.85%         28.06%
  Class B                                     9.27%         27.61%
  Class C                                     9.59%         27.51%

Russell 1000 Value Index                      8.15%         26.26%

S&P 500 Stock Index                           6.27%         22.87%

Lipper Large-Cap Value Funds Average          7.68%         24.91%

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with
------------------------------------------------------------------


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 1

------------------------------------------------------------------
these classes. Past performance is no guarantee of future results.

Neither the unmanaged Russell 1000 Value Index nor the unmanaged S&P 500 Stock Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. For the six- and 12--month periods ended April 30, 2004, the Lipper Large-Cap Value Funds Average consisted of 436 and 421 funds, respectively. These funds have generally similar investment objectives to AllianceBernstein Growth & Income Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including AllianceBernstein Growth & Income Fund.

Additional investment results appear on pages 5-7.
------------------------------------------------------------------


The Fund outperformed both its benchmark, the Russell 1000 Value Index, and the broad market, as measured by the S&P 500 Stock Index, during the six-month period ended April 30, 2004, its Class A shares gaining 9.85% versus 8.15% for the Russell 1000 Value Index and 6.27% for the S&P 500 Stock Index. The Fund also performed strongly relative to its peer group, represented by the Lipper Large-Cap Value Funds Average, which returned 7.68% during the same period.

The Fund outperformed its benchmark during the reporting period primarily due to stock selection, with sector selection providing a modest positive contribution to relative performance. Importantly, shareholders should know that we think of sector selection as a residual of our stock-focused investment process. Over time, the Fund should earn little or no relative performance premium versus our style benchmark because of sector selection. Rather, specific stocks should typically have a greater impact on the Fund's performance. During the period under review, energy investments and consumer companies within the Fund's portfolio were particularly strong individual stock performers. Detractors from performance were large benchmark energy companies in which the Fund was underweighted.

The Fund also outperformed its benchmark, the S&P 500 Stock Index and the Lipper Average during the 12-month period ended April 30, 2004, its Class A shares appreciating 28.06% versus 26.26% for the Russell 1000 Value Index and 22.87% for the S&P 500 Stock Index. The Fund performed strongly versus the Lipper Average, which returned 24.91% over the same time frame. During this period, technology investments and consumer companies within the Fund's portfolio were particularly strong individual stock performers. Detractors from performance during the period generally included specific stocks in which fundamental performance was less than we had forecasted.


__________________________________________________________________
2 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

Market Review and Investment Strategy

The U.S. Federal Reserve signaled in January 2004 that as the economy continues to recover, they will be far less likely to maintain short-term interest rates at current low levels. As a result, monetary policy appears destined to become less accommodating and investors may appear to be reassessing their forecasts of interest rates, inflation and earnings--some of the key fundamental drivers of current and future stock prices. Additionally, as geopolitical tides have become more uncertain in recent months, investors might become less convicted about the future than they were at the end of 2003. Against this backdrop, price volatility seems likely to increase.

Fortunately, our relative value investment process has steered us in the direction of owning very large companies in very profitable businesses over the course of the past year. Many of these companies were poor relative performers during 2003. In many cases, their underperformance contributed to our perception of these companies having become value investment candidates. Owning large, high quality companies that are selling at low relative valuations is a position that we are advocating in the current market.

The securities we buy and sell for the Fund are selected within the framework of our value investment process. Our investment process begins by systematically comparing the relationship of a company's securities valuation to its forecast fundamental performance. The attractiveness of each security is then summarized by ranking stocks based on relative valuation and relative earnings estimate revision factors. If a stock is ranked high, it is considered for inclusion in the Fund's portfolio. We believe these factors provide a useful summary of relative stock price attractiveness based on our traditional fundamental research activities and provide a solid foundation for our investment decisions.

While our definition of value is constant, our perception of value will depend on how the overall equity market is trading off the importance between the moving parts of our stock valuation ranking system. In other words, as the market shifts, we reevaluate a stock's relative valuation, relative earnings and relative price to determine if that stock still meets our definition of an attractive value investment. As we shift the Fund's portfolio in response to our ranking system's perception of value, we expect the Fund's characteristics to fairly consistently capture a very attractive relationship between portfolio valuation and prospective earnings growth.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 3

PORTFOLIO SUMMARY
April 30, 2004 (unaudited)

INCEPTION DATES
Class A Shares
7/1/32
Class B Shares
2/8/91
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $7,543.0


SECTOR BREAKDOWN*

o  27.0%  Finance
o  14.5%  Consumer Services
o  12.1%  Energy
o  10.5%  Consumer Staples
o   9.5%  Health Care
o   9.1%  Technology
o   6.1%  Utilities
o   3.8%  Capital Goods
o   2.2%  Transportation
o   1.0%  Consumer Manufacturing
o   0.7%  Basic Industry
o   0.6%  Aerospace & Defense
o   0.5%  Multi-Industry

o   2.4%  Short-Term


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


__________________________________________________________________
4 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                                      NAV Returns        SEC Returns
                                      -----------        -----------
                   1 Year               28.06%              22.65%
                   5 Years               2.02%               1.13%
                  10 Years              12.43%              11.95%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

                                     SEC Returns
                                     -----------
                   1 Year               35.14%
                   5 Years               2.86%
                  10 Years              12.27%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund will invest in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 5

INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                                      NAV Returns        SEC Returns
                                      -----------        -----------
                   1 Year               27.61%              23.61%
                   5 Years               1.25%               1.25%
                  10 Years(a)           11.72%              11.72%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

                                     SEC Returns
                                     -----------
                   1 Year               36.23%
                   5 Years               2.95%
                  10 Years(a)           12.09%

(a)  Assumes conversion of Class B shares into Class A shares after eight years.

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund will invest in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


__________________________________________________________________
6 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                                      NAV Returns        SEC Returns
                                      -----------        -----------
                   1 Year               27.51%              26.51%
                   5 Years               1.30%               1.30%
                  10 Years              11.60%              11.60%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

                                     SEC Returns
                                     -----------
                   1 Year               39.22%
                   5 Years               2.95%
                  10 Years              11.89%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund will invest in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 7

TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)

                                                                  Percent of
Company                                      U.S. $ Value         Net Assets
-------------------------------------------------------------------------------
American International Group, Inc.         $  371,147,000             4.9%
Citigroup, Inc.                               364,933,562             4.8
Bank of America Corp.                         265,552,608             3.5
Bank One Corp.                                261,661,000             3.5
ConocoPhillips                                254,754,900             3.4
Altria Group, Inc.                            243,414,483             3.2
BP Plc (ADR) (United Kingdom)                 223,285,610             3.0
Harley-Davidson, Inc.                         197,891,584             2.6
Microsoft Corp.                               186,919,075             2.5
Procter & Gamble Co.                          178,833,825             2.4
-------------------------------------------------------------------------------
                                           $2,548,393,647            33.8%


__________________________________________________________________
8 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


Company                                           Shares     U.S. $ Value
--------------------------------------------------------------------------
COMMON STOCKS-97.4%

Finance-27.0%
Banking - Regional-7.0%
Bank of America Corp.                           3,299,200   $ 265,552,608
Bank One Corp.                                  5,300,000     261,661,000
                                                            -------------
                                                              527,213,608

Brokerage & Money Management-3.0%
Franklin Resources, Inc.                          685,800      37,602,414
Merrill Lynch & Co., Inc.                       1,132,600      61,420,898
Morgan Stanley                                  2,500,000     128,475,000
                                                            -------------
                                                              227,498,312

Insurance-8.0%
ACE, Ltd. (Bermuda)                             2,515,000     110,257,600
AFLAC, Inc.                                     1,120,000      47,297,600
American International Group, Inc.              5,180,000     371,147,000
MetLife, Inc.                                   2,206,300      76,117,350
                                                            -------------
                                                              604,819,550

Mortgage Banking-2.7%
Fannie Mae                                      2,173,600     149,369,792
The PMI Group, Inc.                             1,188,640      51,147,179
                                                            -------------
                                                              200,516,971

Miscellaneous-6.3%
Citigroup, Inc.                                 7,588,554     364,933,562
MBNA Corp.                                      4,460,400     108,744,552
                                                              473,678,114
                                                            -------------
                                                            2,033,726,555

Consumer Services-14.5%
Broadcasting & Cable-7.2%
Clear Channel Communications, Inc.              1,693,000      70,242,570
Comcast Corp. Cl.A(a)                           1,510,000      45,451,000
Cox Communications, Inc. Cl.A(a)                4,030,000     131,740,700
Time Warner, Inc.(a)                            5,016,000      84,369,120
Viacom, Inc. Cl.B                               3,734,900     144,353,885
Westwood One, Inc.(a)                           2,331,500      68,872,510
                                                            -------------
                                                              545,029,785

Entertainment & Leisure-4.8%
Carnival Corp. (Panama)                         2,586,400     110,361,688
Harley-Davidson, Inc.                           3,513,700     197,891,584
Royal Caribbean Cruises, Ltd.                   1,222,800      49,560,084
                                                            -------------
                                                              357,813,356

Retail - General Merchandise-2.5%
Home Depot, Inc.                                3,223,100     113,420,889
Lowe's Cos., Inc.                               1,481,900      77,147,714
                                                            -------------
                                                              190,568,603
                                                            -------------
                                                            1,093,411,744


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 9

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------
Energy-12.0%
Domestic Integrated-0.9%
Occidental Petroleum Corp.                      1,550,000    $  73,160,000

Domestic Producers-1.8%
Apache Corp.                                    1,504,600       62,997,602
Kerr-McGee Corp.                                  757,200       37,049,796
Noble Energy, Inc.                                733,300       33,805,130
                                                             -------------
                                                               133,852,528

International-4.6%
BP Plc (ADR) (United Kingdom)                   4,220,900      223,285,610
Exxon Mobil Corp.                               1,975,000       84,036,250
Talisman Energy, Inc. (Canada)                    666,000       37,915,380
                                                             -------------
                                                               345,237,240

Oil Services-1.1%
Halliburton Co.                                 1,329,600       39,622,080
Nabors Industries, Ltd. (Barbados)(a)             987,700       43,814,372
                                                             -------------
                                                                83,436,452

Miscellaneous-3.6%
ConocoPhillips                                  3,573,000      254,754,900
Evergreen Resources, Inc.(a)                      227,200        9,117,536
Western Gas Resources, Inc.                       160,000        8,712,000
                                                             -------------
                                                               272,584,436
                                                             -------------
                                                               908,270,656
Consumer Staples-10.5%
Beverages-1.8%
The Coca-Cola Co.                               2,694,600      136,265,922

Cosmetics-1.9%
Avon Products, Inc.                             1,720,510      144,522,840

Food-0.6%
Dean Foods Co.(a)                               1,245,900       41,837,322

Household Products-2.4%
Procter & Gamble Co.                            1,691,100      178,833,825

Tobacco-3.2%
Altria Group, Inc.                              4,395,350      243,414,483

Miscellaneous-0.6%
Fortune Brands, Inc.                              581,400       44,331,750
                                                             -------------
                                                               789,206,142

Health Care-9.4%
Biotechnology-0.8%
Applera Corp.-Applied Biosystems Group            621,000       11,531,970
Cephalon, Inc.(a)                                 812,000       46,210,920
                                                             -------------
                                                                57,742,890


__________________________________________________________________
10 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

Company                                            Shares     U.S. $ Value
--------------------------------------------------------------------------
Drugs-2.2%
King Pharmaceuticals, Inc.(a)                   1,070,000    $  18,457,500
Pfizer, Inc.                                    4,217,800      150,828,528
                                                             -------------
                                                               169,286,028

Medical Products-1.0%
Boston Scientific Corp.(a)                      1,900,000       78,261,000

Medical Services-5.4%
Caremark Rx, Inc.(a)                            1,500,400       50,788,540
HCA, Inc.                                       2,428,000       98,649,640
Health Management Associates, Inc. Cl.A           390,600        9,034,578
Quest Diagnostics, Inc.                           520,000       43,862,000
UnitedHealth Group, Inc.                          740,000       45,495,200
WellPoint Health Networks, Inc.(a)              1,428,400      159,537,996
                                                             -------------
                                                               407,367,954
                                                             -------------
                                                               712,657,872

Technology-9.1%
Computer Hardware/Storage-2.9%
Dell, Inc.(a)                                   1,224,000       42,485,040
Hewlett-Packard Co.                             7,022,900      138,351,130
International Business Machines Corp.             416,100       36,687,537
                                                             -------------
                                                               217,523,707

Computer Services-2.1%
Affiliated Computer Services, Inc. Cl.A(a)        763,000       37,005,500
BearingPoint, Inc.(a)                           3,853,400       38,611,068
Fiserv, Inc.(a)                                 2,195,200       80,256,512
                                                             -------------
                                                               155,873,080

Contract Manufacturing-1.1%
Flextronics International, Ltd. (Singapore)(a)  3,300,000       53,130,000
Sanmina-SCI Corp.(a)                            2,832,700       28,383,654
                                                             -------------
                                                                81,513,654

Semi-Conductor Capital Equipment-0.4%
Applied Materials, Inc.(a)                      1,843,200       33,601,536

Software-2.6%
Microsoft Corp.                                 7,197,500      186,919,075
PeopleSoft, Inc.(a)                               707,200       11,937,536
                                                             -------------
                                                               198,856,611
                                                             -------------
                                                               687,368,588

Utilities-6.1%
Electric & Gas Utility-2.9%
Consolidated Edison, Inc.                       1,000,000       41,210,000
Constellation Energy Group, Inc.                1,000,000       38,480,000
Entergy Corp.                                   1,737,000       94,840,200
Exelon Corp.                                      600,000       40,164,000
                                                             -------------
                                                               214,694,200


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 11

Company                                            Shares     U.S. $ Value
---------------------------------------------------------------------------
Telephone Utility-3.2%
BellSouth Corp.                                 2,335,000    $  60,266,350
Sprint Corp. (FON Group)                        6,459,600      115,562,244
Verizon Communications, Inc.                    1,800,000       67,932,000
                                                             -------------
                                                               243,760,594
                                                             -------------
                                                               458,454,794

Capital Goods-3.8%
Electrical Equipment-1.8%
Johnson Controls, Inc.                          2,433,600      133,507,296

Miscellaneous-2.0%
General Electric Co.                            3,825,900      114,585,705
United Technologies Corp.                         452,700       39,049,902
                                                             -------------
                                                               153,635,607
                                                             -------------
                                                               287,142,903

Transportation-2.2%
Railroad-2.2%
Burlington Northern Santa Fe Corp.              2,432,600       79,546,020
Union Pacific Corp.                             1,475,800       86,968,894
                                                             -------------
                                                               166,514,914

Consumer Manufacturing-1.0%
Building & Related-1.0%
American Standard Cos., Inc.(a)                   400,000       42,076,000
Mohawk Industries, Inc.(a)                        450,000       34,713,000
                                                             -------------
                                                                76,789,000

Basic Industry-0.7%
Chemicals-0.5%
Air Products & Chemicals, Inc.                    700,000       34,867,000

Containers-0.2%
Ball Corp.                                        270,300       17,839,800
                                                             -------------
                                                                52,706,800

Aerospace & Defense-0.6%
Aerospace-0.6%
Northrop Grumman Corp.                            428,700       42,548,475

Multi-Industry Companies-0.5%
3M Co.                                            463,200       40,057,536

Total Common Stocks
  (cost $6,148,027,169)                                      7,348,855,979


__________________________________________________________________
12 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                                               Principal
                                                 Amount
                                                  (000)       U.S. $ Value
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.4%
Time Deposit-2.4%
State Street Euro Dollar
  0.50%, 5/03/04
  (cost $180,935,000)                          $  180,935   $  180,935,000

Total Investments-99.8%
  (cost $6,328,962,169)                                      7,529,790,979
Other assets less liabilities-0.2%                              13,241,444
                                                             -------------
Net Assets-100%                                             $7,543,032,423


(a)  Non-income producing security.
     Glossary:
     ADR-American Depositary Receipt
     See notes to financial statements.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 13

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $6,328,962,169)       $7,529,790,979
Cash                                                                       720
Receivable for investment securities sold                          116,169,737
Receivable for capital stock sold                                    8,793,720
Dividends and interest receivable                                    6,994,539
Total assets                                                     7,661,749,695

Liabilities
Payable for investment securities purchased                        104,183,286
Payable for capital stock redeemed                                   6,995,444
Advisory fee payable                                                 3,143,964
Distribution fee payable                                             1,310,120
Accrued expenses and other liabilities                               3,084,458
Total liabilities                                                  118,717,272
Net Assets                                                      $7,543,032,423

Composition of Net Assets
Capital stock, at par                                           $   22,053,401
Additional paid-in capital                                       8,063,016,329
Distributions in excess of net investment income                   (14,204,398)
Accumulated net realized loss on investment transactions        (1,728,661,719)
Net unrealized appreciation of investments                       1,200,828,810
                                                                 -------------
                                                                $7,543,032,423

Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($3,090,549,337 / 897,584,583 shares of
  capital stock issued and outstanding)                                  $3.44
Sales charge--4.25% of public offering price                               .15
Maximum offering price                                                   $3.59

Class B Shares
Net asset value and offering price per share
  ($2,485,644,064 / 733,611,539 shares of
  capital stock issued and outstanding)                                  $3.39

Class C Shares
Net asset value and offering price per share
  ($925,895,933 / 272,617,267 shares of
  capital stock issued and outstanding)                                  $3.40

Class R Shares
Net asset value and offering price per share
  ($56,339 / 16,374 shares of capital stock
  issued and outstanding)                                                $3.44

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($1,040,886,750 / 301,510,324 shares of capital stock
  issued and outstanding)                                                $3.45


See notes to financial statements.


__________________________________________________________________
14 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes
  withheld of $406,607)                            $69,554,811
Interest                                             2,330,910    $ 71,885,721

Expenses
Advisory fee                                        23,772,021
Distribution fee--Class A                            4,340,558
Distribution fee--Class B                           13,003,212
Distribution fee--Class C                            4,881,458
Distribution fee--Class R                                   37
Transfer agency                                      9,496,135
Printing                                               912,996
Custodian                                              279,820
Registration                                            86,008
Administrative                                          70,000
Audit and legal                                         59,768
Directors' fees                                          9,856
Miscellaneous                                          107,904
Total expenses                                      57,019,773
Less: expenses waived by the Adviser
  and the Transfer Agent (see Note B)               (4,479,814)
Less: expense offset arrangement
  (see Note B)                                            (715)
Net expenses                                                        52,539,244
Net investment income                                               19,346,477
Realized and Unrealized Gain
  on Investment Transactions
Net realized gain on investment
  transactions                                                     243,783,529
Net change in unrealized
  appreciation/depreciation
  of investments                                                   433,940,917
Net gain on investment transactions                                677,724,446

Net Increase in Net Assets
  from Operations                                                 $697,070,923


See notes to financial statements.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 15

STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended              Year Ended
                                           April 30, 2004          October 31,
                                             (unaudited)              2003
                                          --------------         --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                     $   19,346,477        $   42,112,958
Net realized gain (loss) on
  investment transactions                    243,783,529          (552,874,023)
Net change in unrealized
  appreciation/depreciation
  of investments                             433,940,917         1,918,303,346
Net increase in net assets from
  operations                                 697,070,923         1,407,542,281

Dividends and Distributions to
Shareholders from
Net investment income
  Class A                                    (17,956,219)          (22,698,155)
  Class B                                     (6,135,492)           (8,226,969)
  Class C                                     (2,295,407)           (3,115,717)
  Class R                                            (50)                   -0-
  Advisor Class                               (7,163,707)           (8,072,117)

Tax return of capital
  Class A                                             -0-          (16,289,207)
  Class B                                             -0-           (5,903,839)
  Class C                                             -0-           (2,235,902)
  Class R                                             -0-                   -0-
  Advisor Class                                       -0-           (5,792,712)

Capital Stock Transactions
Net decrease                                (648,015,707)         (487,674,963)
Total increase                                15,504,341           847,532,700

Net Assets
Beginning of period                        7,527,528,082         6,679,995,382
End of period (including distributions
  in excess of net investment
  income of ($14,204,398)
  and $0, respectively)                   $7,543,032,423        $7,527,528,082

See notes to financial statements.


__________________________________________________________________
16 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Growth and Income Fund, Inc. (the "Fund"), formerly Alliance Growth and Income Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The preparation of financial statements in accordance with accounting principles generally accepted in the United States which requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 17 asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex--dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.


__________________________________________________________________
18 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B
Advisory Fee and Other Transactions with Affiliates

Under the terms of an advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .625% of the first $5 billion of the average daily net assets of the Fund, .60% of the excess over $5 billion up to $7.5 billion, ..575% of the excess over $7.5 billion up to $10 billion and .55% of the excess over $10 billion. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $70,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2004.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $3,964,842. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with NYAG, please see "Legal Proceedings" below.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $32,955,339 for the six months ended April 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $514,972.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $715 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $47,316 from the sale of Class A shares and received $60,119, $2,100,551 and $38,420 in contingent deferred sales charges imposed upon


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 19 redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004 amounted to $6,174,609, of which $191,237 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, .50% of the Portfolio's average daily net assets attributable to Class R shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $67,192,115 and $9,046,874 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2004, were as follows:

                                            Purchases               Sales
                                          --------------        --------------
Investment securities (excluding
  U.S. government securities)             $1,823,678,041        $2,385,157,400
U.S. government securities                            -0-                   -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                   $1,271,679,062
Gross unrealized depreciation                                      (70,850,252)
Net unrealized appreciation                                     $1,200,828,810


__________________________________________________________________
20 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

1. Option Transactions

For hedging purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.


NOTE E
Securities Lending

The Fund has entered into a securities lending agreement with UBSWarburg LLC, (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 21 money market vehicle in accordance with the investment restriction of the Fund. The Lending Agent will indemnify the Fund for any losses resulting from a borrower's failure to return a loaned security when due. As of April 30, 2004, the Fund had no securities on loan. For the six months ended April 30, 2004, the Fund earned fee income of $6 which is included in interest income in the accompanying statement of operations.


NOTE F
Capital Stock

There are 15,000,000,000 shares of $0.01 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                 ---------------------------  ------------------------------
                 Six Months Ended  Year Ended  Six Months Ended   Year Ended
                   April 30, 2004  October 31,  April 30, 2004    October 31,
                     (unaudited)       2003       (unaudited)        2003
                    -----------  -------------  -------------  ---------------
Class A
Shares sold          88,367,561  1,328,371,434  $ 302,887,820  $ 3,574,935,835
Shares issued in
  reinvestment of
  dividends and
  distributions       4,433,945     11,545,183      15,002,457       32,456,759
Shares converted
  from Class B       10,118,890       1,180,098     34,802,689        3,717,307
Shares redeemed    (157,307,417) (1,369,660,310)  (527,460,705)  (3,693,417,343)
Net decrease        (54,387,021)    (28,563,595) $(174,767,739) $   (82,307,442)

Class B
Shares sold          28,503,977     79,898,384   $  95,514,623     $221,248,662
Shares issued in
  reinvestment of
  dividends and
  distributions       1,422,995      3,862,693       4,736,187       10,674,031
Shares converted
  to Class A        (10,272,931)    (1,195,276)    (34,802,689)      (3,717,307)
Shares redeemed    (108,974,393)  (229,264,168)   (361,760,089)    (621,632,730)
Net decrease        (89,320,352)  (146,698,367)  $(296,311,968) $  (393,427,344)

Class C
Shares sold          12,222,445     41,637,444   $  40,978,711  $   115,474,051
Shares issued in
  reinvestment of
  dividends and
  distributions         470,068      1,302,370       1,568,965        3,610,605
Shares redeemed     (53,379,783)  (103,591,341)   (177,241,877)    (280,548,052)
Net decrease        (40,687,270)   (60,651,527)  $(134,694,201) $  (161,463,396)


__________________________________________________________________
22 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

                               Shares                         Amount
                   ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2004  October 31, April 30, 2004    October 31,
                      (unaudited)       2003       (unaudited)        2003
                    ------------  ------------  --------------  --------------
Advisor Class
Shares sold           41,742,735   104,087,107   $ 143,085,086   $ 291,564,055
Shares issued in
  reinvestment of
  dividends and
  distributions        1,591,084     3,440,020       5,402,669       9,743,118
Shares redeemed      (56,248,716)  (54,132,506)   (190,786,090)   (151,783,954)
Net increase
  (decrease)         (12,914,897)   53,394,621   $ (42,298,335)  $ 149,523,219


                       November 3,                 November 3,
                       2003(a) to                  2003(a) to
                     April 30, 2004              April 30, 2004
                       (unaudited)                 (unaudited)
                     --------------              --------------
Class R
Shares sold               16,374                      $ 56,536
Net increase              16,374                      $ 56,536

(a)  Commencement of distributions.


NOTE G
Risks Involved in Investing in the Fund

Investing in securities of foreign companies involves special risks which include revaluation of currencies, and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.


NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 23

NOTE I
Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

                                                  2003             2002
                                               ----------     ------------
Distributions paid from:
  Long term capital gain                      $        -0-    $232,445,804
  Ordinary income                              42,112,958       38,709,523
Total taxable distributions                    42,112,958      271,155,327
Tax return of capital                          30,221,660       41,326,435
Total distributions paid                      $72,334,618     $312,481,762

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                   $(1,925,895,792)(a)
Unrealized appreciation/(depreciation)                     720,338,437(b)
Total accumulated earnings/(deficit)                   $(1,205,557,355)

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $1,925,895,792, of which $1,342,885,846 expires in the year 2010 and
$583,009,946 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE J
Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:


__________________________________________________________________
24 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

  (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

  (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 25

Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


__________________________________________________________________
26 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                        Class A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                              April 30,                       Year Ended October 31,
                                                2004      --------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.15        $2.60        $3.42        $4.07        $3.70        $3.44

Income From Investment Operations
Net investment income(a)                         .01(b)       .03          .03          .02          .04          .03
Net realized and unrealized gain (loss)
  on investment transactions                     .30          .56         (.71)        (.39)         .54          .62
Net increase (decrease) in net asset
  value from operations                          .31          .59         (.68)        (.37)         .58          .65

Less: Dividends and Distributions
Dividends from net investment income            (.02)        (.02)        (.02)        (.04)        (.04)        (.03)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.01)
Tax return of capital                             -0-        (.02)        (.02)          -0-          -0-          -0-
Distributions from net realized gain
  on investment transactions                      -0-          -0-        (.10)        (.24)        (.17)        (.35)
Total dividends and distributions               (.02)        (.04)        (.14)        (.28)        (.21)        (.39)
Net asset value, end of period                 $3.44        $3.15        $2.60        $3.42        $4.07        $3.70

Total Return
Total investment return based
  on net asset value(c)                         9.85%       22.89%      (20.89)%      (9.49)%      16.76%       20.48%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $3,090,549   $3,003,001   $2,553,700   $2,914,367   $2,128,381   $1,503,874
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements                             1.05%(d)     1.22%        1.14%        1.09%         .91%         .93%
  Expenses, before waivers/
    reimbursements                              1.17%(d)     1.22%        1.14%        1.09%         .91%         .93%
  Net investment income                          .81%(b)(d)   .94%         .83%         .64%         .96%         .87%
Portfolio turnover rate                           24%          43%          75%          67%          53%          48%

See footnote summary on page 32.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Class B
                                         ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                      Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.11        $2.56        $3.37        $4.02        $3.66        $3.41

Income From Investment Operations
Net investment income(a)                          -0-(b)      .01           -0-          -0-         .01           -0-(e)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .29          .56         (.69)        (.39)         .54          .62
Net increase (decrease)
  in net asset value from
  operations                                     .29          .57         (.69)        (.39)         .55          .62

Less: Dividends and Distributions
Dividends from net
  investment income                             (.01)        (.01)        (.01)        (.02)        (.02)          -0-
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.02)
Tax return of capital                             -0-        (.01)        (.01)          -0-          -0-          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-        (.10)        (.24)        (.17)        (.35)
Total dividends and
  distributions                                 (.01)        (.02)        (.12)        (.26)        (.19)        (.37)
Net asset value,
  end of period                                $3.39        $3.11        $2.56        $3.37        $4.02        $3.66

Total Return
Total investment return based
  on net asset value(c)                         9.27%       22.19%      (21.52)%     (10.22)%      15.93%       19.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $2,485,644   $2,555,235   $2,484,499   $3,360,119   $2,567,250   $1,842,045
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.80%(d)     1.97%        1.88%        1.84%        1.67%        1.70%
  Expenses, before waivers/
    reimbursements                              1.92%(d)     1.97%        1.88%        1.84%        1.67%        1.70%
  Net investment income (loss)                   .06%(b)(d)   .19%         .07%        (.11)%        .20%         .09%
Portfolio turnover rate                           24%          43%          75%          67%          53%          48%

See footnote summary on page 32.


__________________________________________________________________
28 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class C
                                         ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.11        $2.57        $3.37        $4.02        $3.66        $3.41

Income From Investment Operations
Net investment income(a)                          -0-(b)      .01           -0-          -0-         .01           -0-
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .30          .55         (.68)        (.39)         .54          .62
Net increase (decrease)
  in net asset value from
  operations                                     .30          .56         (.68)        (.39)         .55          .62

Less: Dividends and Distributions
Dividends from net
  investment income                             (.01)        (.01)        (.01)        (.02)        (.02)          -0-
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.02)
Tax return of capital                             -0-        (.01)        (.01)          -0-          -0-          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-        (.10)        (.24)        (.17)        (.35)
Total dividends and
  distributions                                 (.01)        (.02)        (.12)        (.26)        (.19)        (.37)
Net asset value,
  end of period                                $3.40        $3.11        $2.57        $3.37        $4.02        $3.66

Total Return
Total investment return based
  on net asset value(c)                         9.59%       21.71%      (21.21)%     (10.23)%      15.91%       19.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $925,896     $975,038     $960,176   $1,233,033     $825,572     $518,185
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.79%(d)     1.95%        1.86%        1.83%        1.66%        1.69%
  Expenses, before waivers/
    reimbursements                              1.91%(d)     1.95%        1.86%        1.83%        1.66%        1.69%
  Net investment income (loss)                   .08%(b)(d)   .21%         .09%        (.10)%        .21%         .11%
Portfolio turnover rate                           24%          43%          75%          67%          53%          48%

See footnote summary on page 32.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 29

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                            Class R
                                           -----------
                                           November 3,
                                           2003(e) to
                                            April 30
                                               2004
                                           (unaudited)
                                           -----------
Net asset value, beginning of period           $3.17

Income From Investment Operations
Net investment income(a)                         .01(b)
Net realized and unrealized gain on
  investment transactions                        .28
Net increase in net asset value
  from operations                                .29

Less: Dividends
Dividends from net investment income            (.02)
Total dividends                                 (.02)
Net asset value, end of period                 $3.44

Total Return
Total investment return based on
  net asset value(c)                            9.03%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)        $56
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.32%(d)
  Expenses, before waivers/reimbursements       1.44%(d)
  Net investment income                          .48%(b)(d)
Portfolio turnover rate                           24%

See footnote summary on page 32.


__________________________________________________________________
30 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Advisor Class
                                         ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.16        $2.61        $3.43        $4.08        $3.71        $3.44

Income From Investment Operations
Net investment income(a)                         .02(b)       .04          .04          .03          .05          .04
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .29          .56         (.71)        (.39)         .54          .63
Net increase (decrease)
  in net asset value from
  operations                                     .31          .60         (.67)        (.36)         .59          .67

Less: Dividends and Distributions
Dividends from net
  investment income                             (.02)        (.03)        (.02)        (.05)        (.05)        (.04)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.01)
Tax return of capital                             -0-        (.02)        (.03)          -0-          -0-          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-        (.10)        (.24)        (.17)        (.35)
Total dividends and
  distributions                                 (.02)        (.05)        (.15)        (.29)        (.22)        (.40)
Net asset value,
  end of period                                $3.45        $3.16        $2.61        $3.43        $4.08        $3.71

Total Return
Total investment return based
  on net asset value(c)                         9.95%       23.15%      (20.62)%      (9.27)%      16.98%       21.03%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $1,040,887     $994,254     $681,620     $700,348     $185,754      $39,739
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .77%(d)      .94%         .86%         .84%         .65%         .68%
  Expenses, before waivers/
    reimbursements                               .89%(d)      .94%         .86%         .84%         .65%         .68%
  Net investment income                         1.09%(b)(d)  1.22%        1.10%         .87%        1.21%        1.12%
Portfolio turnover rate                           24%          43%          75%          67%          53%          48%

See footnote summary on page 32.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 31

(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser and the Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distributions.


__________________________________________________________________
32 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Paul C. Rissman(2), Senior Vice President
Craig Ayers(2), Vice President
Thomas J. Bardong, Vice President
Frank V. Caruso, Vice President
Aryeh Glatter(2), Vice President
Susanne M. Lent(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.

(2) Messrs. Rissman, Ayers and Glatter and Ms. Lent are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


__________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND o 33

ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
-------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**


Blended Style Funds
-------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
-------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio


Value Funds
-------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
-------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
-------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
-------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
-------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,34 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


__________________________________________________________________
34 o ALLIANCEBERNSTEIN GROWTH & INCOME FUND

ALLIANCEBERNSTEIN GROWTH & INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

GTHSR0404


ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004